Income Taxes - Additional Information (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 0	$ 0
Unrecognised tax benefit of accrued interest and penalties	$ 0	$ 0